Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Ordinary shares Class C CNY (¥) shares		Ordinary shares Class C USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Fangdd Network Group Ltd. shareholders’ equity CNY (¥)	Total Fangdd Network Group Ltd. shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance		¥ 136			[1]				[1]			¥ 5,388,038		¥ (383,235)		¥ (4,618,595)		¥ 386,344		¥ (3,043)		¥ 383,301
Balance at Dec. 31, 2024		¥ 136			[1]				[1]			5,388,038		(383,235)		(4,618,595)		386,344		(3,043)		383,301
Balance (in Shares) at Dec. 31, 2024 | shares	[2]	2,229,015	2,229,015	5,450		5,450		948		948
Net loss																(38,119)		(38,119)		(1,063)		(39,182)
Issuance of convertible promissory note		¥ 2										1,774						1,776				1,776
Issuance of convertible promissory note (in Shares) | shares	[2]	26,031	26,031
Conversion of convertible promissory note		¥ 115										30,650						30,765				30,765
Conversion of convertible promissory note (in Shares) | shares	[2]	1,758,347	1,758,347
Ordinary shares adjustment reflected as a result of the 2025 Share Consolidation
Ordinary shares adjustment reflected as a result of the 2025 Share Consolidation (in Shares) | shares	[2]	21	21
Acquisition of subsidiaries with non-controlling interests																				350		350
Capital contribution from non-controlling shareholders																				4,044		4,044
Transaction with non-controlling interests												21						21		(25)		(4)
Disposal of subsidiaries																				758		758
Foreign currency translation adjustments														(598)				(598)				(598)
Balance at Jun. 30, 2025		¥ 253			[1]				[1]			5,420,483		(383,833)		(4,656,714)		380,189		1,021		381,210
Balance (in Shares) at Jun. 30, 2025 | shares	[2]	4,013,414	4,013,414	5,450		5,450		948		948
Balance		¥ 253			[1]				[1]			5,420,483		(383,833)		(4,656,714)		380,189		1,021		381,210
Balance		2,452			[3]			1				5,673,411		(394,156)		(4,703,305)		578,403		489		578,892
Balance at Dec. 31, 2025		¥ 2,452			[3]			¥ 1				5,673,411		(394,156)		(4,703,305)		578,403		489		578,892
Balance (in Shares) at Dec. 31, 2025 | shares		38,529,284	38,529,284	5,450		5,450		13,679		13,679
Net loss																(34,037)		(34,037)		(447)		(34,484)	$ (5,081)
Capital contribution from non-controlling shareholders																				150		150
Transaction with non-controlling interests												(305)						(305)		(3,196)		(3,501)
Disposal of subsidiaries																				254		254
Foreign currency translation adjustments														(17,723)				(17,723)				(17,723)	(2,612)
Balance at Jun. 30, 2026		¥ 2,452	$ 361		[3]		[3]	¥ 1			[3]	5,673,106	$ 836,112	(411,879)	$ (60,703)	(4,737,342)	$ (698,198)	526,338	$ 77,572	(2,750)	$ (405)	523,588	77,167
Balance (in Shares) at Jun. 30, 2026 | shares		38,529,284	38,529,284	5,450		5,450		13,679		13,679
Balance		¥ 2,452	$ 361		[3]		[3]	¥ 1			[3]	¥ 5,673,106	$ 836,112	¥ (411,879)	$ (60,703)	¥ (4,737,342)	$ (698,198)	¥ 526,338	$ 77,572	¥ (2,750)	$ (405)	¥ 523,588	$ 77,167

[1]	Less than 1 after in thousand and rounding.
[2]	Retrospectively restated to reflect the 2025 Share Consolidation.
[3]	Less than 1 after in thousand and rounding.